Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended
Jan. 12, 2021
Statement of Stockholders' Equity [Abstract]
Summary of Class A Ordinary Shares Reflected on the Balance Sheet
As of January 12, 2021, Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$603,750,000
Less:
Proceeds allocated to public warrants	(44,919,000)
Class A ordinary shares issuance costs	(30,755,862)
Plus:
Accretion of carrying value to redemption value	75,674,862

Class A ordinary shares subject to possible redemption	$603,750,000